Other Receivables Prepaid Expenses and Loans to Others (Details) $ in Thousands		1 Months Ended		12 Months Ended
	Feb. 02, 2021 USD ($)	Aug. 23, 2022 USD ($)	Aug. 23, 2022 ILS (₪)	Dec. 31, 2022 USD ($)
Other Receivables Prepaid Expenses and Loans to Others (Details) [Line Items]
Loan amount	$ 940	$ 914	₪ 50	$ 250
Loan interest rate				1.00%
Loans To Others [Member]
Other Receivables Prepaid Expenses and Loans to Others (Details) [Line Items]
Fair value of the loan				$ 940